GOODWILL (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Goodwill	$ 7,924	$ 0
Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	11,198	3,292	$ 3,305
Gross carrying amount [member] | Parcel Service [Member]
Statement1 [Line Items]
Goodwill	185	203
Island Trading and Shipping [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,089	3,089
Taylor Maritime Management Limited [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	4,470	0
Tamar Ship Management Limited [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	$ 3,454	$ 0